OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES
13.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	December 31,
	2020	2019
Payables to non-trade vendors and service providers	$1,335,656	$3,102,018
Salary payables	216,635	393,944
Other miscellaneous payables	294,626	132,847
Total other payables and accrued liabilities	$1,846,917	$3,628,809